Accounting policies (Schedule of Consolidated Subsidiaries) (Details)	Dec. 31, 2017	Dec. 28, 2015
Entity Information [Line Items]
Ownership percentage		100.00%
SGOCO International [Member]
Entity Information [Line Items]
Ownership percentage	100.00%
Beijing SGOCO [Member]
Entity Information [Line Items]
Ownership percentage	100.00%
SGO [Member]
Entity Information [Line Items]
Ownership percentage	100.00%
SGOCO Shenzhen [Member]
Entity Information [Line Items]
Ownership percentage	100.00%
BOCA [Member]
Entity Information [Line Items]
Ownership percentage	100.00%
Century Skyway Limited [Member]
Entity Information [Line Items]
Ownership percentage	100.00%
Shen Zhen Provizon Technology Co., Limited [Member]
Entity Information [Line Items]
Ownership percentage	100.00%
Giant Connection Limited [Member]
Entity Information [Line Items]
Ownership percentage	100.00%
Giant Credit Limited [Member]
Entity Information [Line Items]
Ownership percentage	100.00%